SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General And Administrative Expenses
Salaries and related expense					$ 1,132	$ 1,027
Stock-based compensation					994	903
Professional services					1,037	859
Patents					486	292
Depreciation					56	34
Insurance					182	337
Vehicle expenses					100	73
Rent and maintenance and other expenses					444	181
VAT provision (note 7e)						(129)
General and Administrative expenses	$ 1,344	$ 1,099	$ 3,929	$ 3,225	$ 4,431	$ 3,577